CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 469,050	$ 418,745
Investments	323,064	44,179
Trade receivables	799,188	389,375
Other receivables	159,969	58,875
Inventories	79,530	79,513
Assets classified as held for sale	3,011	2,322
Total current assets	1,833,812	993,009
Non-Current Assets
Trade receivables	940	568
Other receivables	28,870	64,417
Deferred income tax assets	48,434	43,398
Investments	14,701	17,902
Goodwill	4,443,998	4,436,736
PP&E	6,789,118	5,696,731
Intangible assets	2,671,525	2,494,659
Right of use assets	727,288	646,324
Investment properties	63,866
Total non-current assets	14,788,740	13,400,735
TOTAL ASSETS	16,622,552	14,393,744
Current Liabilities
Trade payables	1,108,820	584,980
Borrowings	1,616,544	1,411,178
Salaries and social security payables	435,044	297,645
Income tax liabilities	66,741	5,999
Other taxes payables	243,086	119,264
Dividends payables	87	902
Leases liabilities	149,030	98,045
Other liabilities	85,165	53,144
Provisions	133,783	5,109
Total current liabilities	3,838,300	2,576,266
Non-Current Liabilities
Trade payables	20,314	21,674
Borrowings	3,820,071	2,374,802
Salaries and social security payables	59,034	12,455
Deferred income tax liabilities	1,179,974	1,855,808
Other taxes payables		3
Leases liabilities	239,266	182,123
Other liabilities	52,983	20,162
Provisions	429,302	69,524
Total non-current liabilities	5,800,944	4,536,551
TOTAL LIABILITIES	9,639,244	7,112,817
EQUITY
Equity attributable to Controlling Company	6,863,861	7,136,514
Equity attributable to non-controlling interest	119,447	144,413
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	6,983,308	7,280,927
TOTAL LIABILITIES AND EQUITY	$ 16,622,552	$ 14,393,744